Fair value of financial instrument - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Detail) - CAD ($)
$ in Millions
	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019
Financial assets
Interest-bearing deposits with banks	$ 63,438		$ 39,013
Trading
Trading securities	125,733		136,071
Investment
Assets purchased under reverse repurchase agreements and securities borrowed	308,031		313,015
Loans	673,511		660,992
Derivatives
Derivatives	97,236		113,488
Deposits
Personal	348,114		343,052
Business and government	644,283		624,311
Bank	40,926		44,522
Other
Obligations related to securities sold short	31,817		29,285
Obligations related to assets sold under repurchase agreements and securities loaned	257,049		274,231
Derivatives
Total derivatives	92,402		109,927
Netting adjustments [member]
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(594)		(657)
Financial assets	(594)		(657)
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(594)		(657)
Financial liabilities	(594)		(657)
Total gross fair value [member] | Level 1 [member]
Trading
Trading securities	60,710		57,161
Investment
Investment securities	1,102		845
Derivatives
Total gross derivatives, assets	2,821		4,459
Other assets	1,489		1,154
Financial assets	66,122		63,619
Other
Obligations related to securities sold short	13,533		12,484
Derivatives
Total gross derivatives, liabilities	3,322		5,734
Other liabilities	220		118
Financial liabilities	17,075		18,336
Total gross fair value [member] | Level 2 [member]
Financial assets
Interest-bearing deposits with banks	41,380		21,603
Trading
Trading securities	63,604		77,573
Investment
Investment securities	61,534		80,553
Assets purchased under reverse repurchase agreements and securities borrowed	265,880		264,394
Loans	8,777		8,747
Derivatives
Total gross derivatives, assets	94,631		109,084
Other assets	2,557		2,207
Financial assets	538,363		564,161
Deposits
Personal	17,505		17,061
Business and government	123,381		107,855
Bank	14,844		18,015
Other
Obligations related to securities sold short	18,284		16,801
Obligations related to assets sold under repurchase agreements and securities loaned	235,509		255,922
Derivatives
Total gross derivatives, liabilities	88,356		103,421
Other liabilities	(106)		10
Financial liabilities	497,773		519,085
Total gross fair value [member] | Level 3 [member]
Trading
Trading securities	1,419		1,337
Investment
Investment securities	488		522
Loans	1,145		1,070
Derivatives
Total gross derivatives, assets	378		602
Other assets	2		53
Financial assets	3,432		3,584
Deposits
Personal	70		139
Derivatives
Total gross derivatives, liabilities	1,318		1,429
Other liabilities	11		38
Financial liabilities	1,399		1,606
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 1 [member]
Trading
Trading securities	8,901		12,773
Investment
Investment securities	793		647
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 2 [member]
Trading
Trading securities	2,251		3,012
Investment
Investment securities	2,094		1,894
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member] | Level 2 [member]
Trading
Trading securities	10,598		11,562
Investment
Investment securities	3,325		3,233
Total gross fair value [member] | U.S. federal, state, municipal and agencies debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	652		1,508
Investment
Investment securities	265		160
Total gross fair value [member] | U.S. federal, state, municipal and agencies debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	21,610		35,029
Investment
Investment securities	25,530		38,364
Total gross fair value [member] | U.S. federal, state, municipal and agencies debt - issued or guaranteed [member] | Level 3 [member]
Trading
Trading securities	33		44
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	4,092		3,085
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	3,289		3,380
Investment
Investment securities	5,890		7,345
Total gross fair value [member] | Mortgage-backed securities [member] | Level 2 [member]
Trading
Trading securities	24		39
Investment
Investment securities	2,207		2,343
Total gross fair value [member] | Mortgage-backed securities [member] | Level 3 [member]
Investment
Investment securities	20		27
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 2 [member]
Trading
Trading securities	511		526
Investment
Investment securities	504		854
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 3 [member]
Trading
Trading securities	2		2
Total gross fair value [member] | Corporate debt and other debt [member] | Level 2 [member]
Trading
Trading securities	22,560		21,464
Investment
Investment securities	14,842		18,954
Total gross fair value [member] | Corporate debt and other debt [member] | Level 3 [member]
Trading
Trading securities	18		30
Investment
Investment securities	146		160
Total gross fair value [member] | Equity securities [member] | Level 1 [member]
Trading
Trading securities	47,065		39,795
Investment
Investment securities	44		38
Total gross fair value [member] | Equity securities [member] | Level 2 [member]
Trading
Trading securities	2,761		2,561
Investment
Investment securities	139		152
Total gross fair value [member] | Equity securities [member] | Level 3 [member]
Trading
Trading securities	1,366		1,261
Investment
Investment securities	322		335
Total gross fair value [member] | Asset-backed securities, CDO [member] | Level 2 [member]
Investment
Investment securities	7,003		7,414
Total gross fair value [member] | Interest rate contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets			1
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	37,376		53,720
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	272		501
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	42,027		39,246
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	75		57
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	510		463
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets	2,821		4,458
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	15,495		16,767
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	20		36
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	(777)		(1,112)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	11		8
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	31,177		46,723
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	938		1,089
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	39,698		38,210
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	29		35
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	674		531
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, liabilities	3,322		5,734
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	16,736		18,041
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	361		337
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	71		(84)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	(10)		(32)
Recurring [member]
Financial assets
Interest-bearing deposits with banks	41,380		21,603
Trading
Trading securities	125,733		136,071
Investment
Investment securities	63,124		81,920
Assets purchased under reverse repurchase agreements and securities borrowed	265,880		264,394
Loans	9,922		9,817
Derivatives
Total gross derivatives, assets	97,830		114,145
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(594)		(657)
Derivatives	97,236		113,488
Other assets	4,048		3,414
Financial assets	607,323		630,707
Deposits
Personal	17,575		17,200
Business and government	123,381		107,855
Bank	14,844		18,015
Other
Obligations related to securities sold short	31,817		29,285
Obligations related to assets sold under repurchase agreements and securities loaned	235,509		255,922
Derivatives
Total gross derivatives, liabilities	92,996		110,584
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(594)		(657)
Total derivatives	92,402		109,927
Other liabilities	125		166
Financial liabilities	515,653		538,370
Recurring [member] | Level 3 [member]
Derivatives
Financial assets	2,114	$ 2,377	2,155	$ 2,054	$ 2,141	$ 1,794
Derivatives
Financial liabilities	(81)	$ (182)	(177)	$ (199)	$ (327)	$ (216)
Recurring [member] | Canadian government debt - issued or guaranteed, Federal [member]
Trading
Trading securities	11,152		15,785
Investment
Investment securities	2,887		2,541
Recurring [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Trading
Trading securities	10,598		11,562
Investment
Investment securities	3,325		3,233
Recurring [member] | U.S. federal, state, municipal and agencies debt - issued or guaranteed [member]
Trading
Trading securities	22,295		36,581
Investment
Investment securities	25,795		38,524
Recurring [member] | Other OECD government debt - issued or guaranteed [member]
Trading
Trading securities	7,381		6,465
Investment
Investment securities	5,890		7,345
Recurring [member] | Mortgage-backed securities [member]
Trading
Trading securities	24		39
Investment
Investment securities	2,227		2,370
Recurring [member] | Asset- backed securities, Non-CDO [member]
Trading
Trading securities	513		528
Investment
Investment securities	504		854
Recurring [member] | Corporate debt and other debt [member]
Trading
Trading securities	22,578		21,494
Investment
Investment securities	14,988		19,114
Recurring [member] | Equity securities [member]
Trading
Trading securities	51,192		43,617
Investment
Investment securities	505		525
Recurring [member] | Asset-backed securities, CDO [member]
Investment
Investment securities	7,003		7,414
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, assets	37,648		54,222
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, assets	42,102		39,303
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, assets	510		463
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, assets	18,336		21,261
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, assets	(766)		(1,104)
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, liabilities	32,115		47,812
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, liabilities	39,727		38,245
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, liabilities	674		531
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, liabilities	20,419		24,112
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, liabilities	$ 61		$ (116)